Expenses - Summary of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense By Function [Abstract]
Selling and Marketing expenses	€ 26,086	€ 20,448	€ 20,044
Research and Development expenses	34,387	29,616	17,390
General and Administrative expenses	85,747	62,502	58,863
Total Expenses	€ 146,220	€ 112,566	€ 96,297